Investments in Associates and Joint Ventures - Summary of Details of Associates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Korea Information & Technology Fund [member]
Disclosure of associates [line items]
Percentage of ownership	33.30%	33.30%
Location	Korea
Date of financial statements	December 31	December 31
KT-SB Venture Investment Fund [member]
Disclosure of associates [line items]
Percentage of ownership		50.00%
Location	Korea
Date of financial statements	December 31
KT-IBKC future investment fund [member]
Disclosure of associates [line items]
Percentage of ownership	50.00%	50.00%
Location	Korea
Date of financial statements	December 31	December 31
KT-CKP New Media Investment Fund [member]
Disclosure of associates [line items]
Percentage of ownership	49.70%	49.70%
Location	Korea
Date of financial statements	December 31	December 31
K Bank Inc. [member]
Disclosure of associates [line items]
Percentage of ownership	10.00%	10.00%
Location	Korea
Date of financial statements	December 31	December 31